Digital Assets	6 Months Ended
Jun. 30, 2026
Digital Assets [Abstract]
Digital Assets

Note 5. Digital Assets

Digital assets consisted of the following:

	As of June 30, 2026
	Quantity	Cost basis	Fair value
Ethereum - ETH Tokens	33.91	149,156	$53,366
Total digital assets - restricted	33.91	$149,156	$53,366

	As of December 31, 2025
	Quantity	Cost basis	Fair value
Ethereum - ETH Tokens	33.00	$146,596	$97,912
Total digital assets - restricted	33.00	$146,596	$97,912

The following table presents a roll-forward of total digital assets for the three and six months ended June 30, 2026:

Balance at March 31, 2026	$70,121
Digital assets earned in the period	904
Unrealized loss on digital assets	(17,659)
Balance at June 30, 2026	$53,366

Balance at December 31, 2025	$97,912
Digital assets earned in the period	1,570
Unrealized loss on digital assets	(46,116)
Balance at June 30, 2026	$53,366

For the three and six months ended June 30, 2026, respectively, the unrealized loss on the ETH Tokens was offset by the change in the fair value of the demand notes requiring repayment of the donated tokens. See Note 14.

The ETH Tokens are held with restriction but can be released within three days of notice of repayment by either the Company or the related parties.